DEPOSITS FROM BANKS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
DEPOSITS FROM BANKS

17)	DEPOSITS FROM BANKS

Financial liabilities called “Deposits from banks” are initially measured at fair value and, subsequently, at amortized cost, using the effective interest rate method.

a)	Composition by nature

	R$ thousands
	On December 31, 2024	On December 31, 2023
Demand deposits	1,419,303	1,503,278
Interbank deposits	3,008,439	2,354,799
Securities sold under agreements to repurchase	283,049,765	272,404,788
Borrowings	46,769,666	22,809,333
Onlending	27,571,137	24,350,585
Total	361,818,310	323,422,783